Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001826681
Entity Registrant Name	SARCOS TECHNOLOGY AND ROBOTICS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2838301
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	360 Wakara Way
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84108
City Area Code	888
Local Phone Number	927-7296